Accruals and Other Liabilities - Summary of Accruals and Other Liabilities (Detail) ¥ in Thousands, $ in Thousands		Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)
Payables and Accruals [Abstract]
Receipts under custody	[1]	¥ 163,942		¥ 164,478
Deposits from merchants	[2]	90,830		91,586
Accrued expenses		7,310		16,210
Payables for purchases of office building and building improvement		15,768		15,590
Other payables		14,142		13,340
Total		¥ 291,992	$ 42,331	¥ 301,204

[1]	The receipts under custody mainly represent the amounts received by the Group from the registered users for their purchase through the Company’s online market platform, and have not been remitted to the third-party merchants yet.
[2]	The customer deposits mainly represent the cash deposits as collateral collected from the merchants of the online platform. The deposit can be withdrawn immediately after the merchants terminate its online shop on the platform.